Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balances of major classes of depreciable assets and their respective estimated useful lives [Abstract]
Total depreciable assets	$ 1,762,566,000	$ 1,084,060,000
Depreciation expense	50,700,000	76,500,000	67,400,000
Non-cash impairment loss on real estate	5,700,000	6,420,000	0
Impairment loss on discontinued operations	3,500,000	189,940,000	4,120,000
Purchase Price Allocation [Abstract]
Amortization of above (below) market leases	5,137,000	2,955,000	(163,000)
Goodwill [Abstract]
Management contracts, net	19,000,000	49,597,000
Management contracts net prior to impairment	46,100,000
Non-cash impairment loss on management contracts and goodwill	41,967,000	0	0
Receivables [Abstract]
Threshold period past due for provision of accounts receivable allowance	90 days
Above and Below Market Leases [Member]
Purchase Price Allocation [Abstract]
2013	(2,986,000)
2014	(1,057,000)
2015	(439,000)
2016	(409,000)
2017	(674,000)
In Place Leases [Member]
Purchase Price Allocation [Abstract]
Amortization of intangible assets	15,900,000	12,300,000	5,200,000
2013	20,898,000
2014	16,201,000
2015	13,656,000
2016	11,530,000
2017	7,850,000
Land [Member]
Balances of major classes of depreciable assets and their respective estimated useful lives [Abstract]
Total depreciable assets	159,039,000	116,598,000
Buildings and garages [Member]
Balances of major classes of depreciable assets and their respective estimated useful lives [Abstract]
Estimated useful life of depreciable assets	40 years 0 months 0 days
Total depreciable assets	1,369,493,000	801,619,000
Building improvements [Member]
Balances of major classes of depreciable assets and their respective estimated useful lives [Abstract]
Total depreciable assets	65,328,000	53,909,000
Building improvements [Member] | Maximum
Balances of major classes of depreciable assets and their respective estimated useful lives [Abstract]
Estimated useful life of depreciable assets	40 years 0 months 0 days
Building improvements [Member] | Minimum
Balances of major classes of depreciable assets and their respective estimated useful lives [Abstract]
Estimated useful life of depreciable assets	7 years 0 months 0 days
Tenant improvements [Member]
Balances of major classes of depreciable assets and their respective estimated useful lives [Abstract]
Total depreciable assets	$ 168,706,000	$ 111,934,000
LOUISIANA
Balances of major classes of depreciable assets and their respective estimated useful lives [Abstract]
Land available for sale (in acre)	12